Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-09-30	12 Months Ended
Sep. 30, 2024 USD ($) shares
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	During fiscal year 2024, we restated our consolidated financial statements for fiscal years 2023, 2022 and 2021 and for the three months ended
December 31, 2023, as well as the condensed consolidated interim financial information for fiscal years 2023 and 2022. In this proxy statement, we refer to this accounting restatement as the "Restatement." Because compensation affected by the Restatement was all received prior to
October 2, 2023 (and therefore prior to the applicability of our current Rule 10D-1 mandatory compensation recovery policy), the Restatement triggered an analysis by the compensation committee whether it wished to exercise its discretion under our legacy discretionary clawback policy to recoup any incentive compensation paid for such periods.
After review, the compensation committee exercised its discretion to recoup $70,224 and 2,637 shares of our common stock from our CEO as well as $16,045 from our CFO. The CFO did not have any PSUs vest for fiscal years covered by the Restatement and therefore no shares were determined to be recovered from the CFO. Such amounts were withheld from our CEO's and our CFO's fiscal year 2024 annual incentive awards and the 2022-2024 PSUs that vested in fiscal year 2024, as applicable. Following significant deliberation and consideration, the compensation committee determined that recovery from our CEO and our CFO was in the best interests of the Company and its stockholders, while recovery from our other executive officers was unwarranted.
Chief Executive Officer [Member]
Erroneously Awarded Compensation Recovery
Individual Erroneous Compensation Amount | $	$ 70,224
Individual Erroneous Compensation Amount, Shares | shares	2,637
Chief Financial Officer [Member]
Erroneously Awarded Compensation Recovery
Individual Erroneous Compensation Amount | $	$ 16,045
Individual Erroneous Compensation Amount, Shares | shares	0